Employee Compensation and Benefits (Details 4)	Mar. 31, 2024	Mar. 31, 2023
Other Liabilities Disclosure [Abstract]
Discount rate per annum	8.28%	7.31%
Rate of compensation increase per annum	10.00%	10.00%
Rate of employee turnover per annum	20.00%	20.00%